Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
(12)	RELATED PARTY TRANSACTIONS

The Company has ongoing contractual relationships with OVS, whereby the Company provides OVS and its subsidiaries with bandwidth capacity, and OVS provides the Company and its subsidiaries with voice services. The contractual relationships are based on agreements that were entered into at estimated market rates.

The following table represents the revenue and expense transactions we recorded with OVS for the periods presented:

	Three months ended December 31,		Six months ended December 31,
	2014	2013	2014	2013
Revenues	$1.7	$1.7	$3.4	$3.4

Operating costs	$(0.4)	$(0.4)	$(0.7)	$(0.8)

Prior to the June 13, 2014 spin-off date of OVS, the revenue and operating costs above were eliminated in consolidation. Subsequent to June 13, 2014, transactions with OVS are included in the Company’s condensed consolidated statements of operations.

As of December 31, 2014 and June 30, 2014, the Company had a balance due from OVS in the amount of nil and $0.1, respectively.

During the quarter ended December 31, 2013, the Board of CII authorized a non-liquidating distribution to certain common unit holders of up to $10.0, and the Company advanced $10.0 to CII, evidenced by an intercompany note receivable. During the quarter ended March 31, 2014, the board of managers of CII authorized and paid a non-liquidating distribution to the Company’s CEO of $3.0 and amended the intercompany note receivable with CII for the incremental distribution. During the quarter ended June 30, 2014, the board of managers of CII authorized and redeemed for cash the vested common units held by a member of management for $9.1 in full and final settlement of his outstanding common unit grants and further amended the intercompany note receivable with CII for the incremental distribution. The amount due to the Company from CII of $22.0 was reflected as a reduction of stockholder’s equity as of June 30, 2014. As discussed in Note 8—Equity, the Company and CII entered into an agreement which relieved CII of its obligation to repay the outstanding intercompany note receivable balance. As of December 31, 2014, the Company does not have an outstanding receivable balance from CII.

Dan Caruso, the Company’s Chief Executive Officer and Chairman of the Board of Directors, is a party to an aircraft charter (or membership) agreement through his affiliate, Bear Equity LLC, for business and personal travel. Under the terms of the charter agreement, all fees for the use of the aircraft are effectively variable in nature. For his business travel on behalf of the Company, Mr. Caruso is reimbursed for his use of the aircraft subject to quarterly and annual maximum reimbursement thresholds approved by the Company’s Nominating and Governance Committee. During the three and six months ended December 31, 2014, the Company reimbursed Mr. Caruso $0.2 and $0.6, respectively, for his business use of the aircraft.

(16) RELATED PARTY TRANSACTIONS

As of July 1, 2011, the Company had a due to related party balance with CII of $4,590. The liability with CII relates to an interest payment made by CII on behalf of the Company. Also during the year ended June 30, 2012, CII made an additional interest payment of $10,951 on behalf of the Company. During the year ended June 30, 2012, the Company and CII agreed to settle the then outstanding payable to CII in the amount of $15,541 through an increase in CII’s equity in the Company. The Company has reflected the interest payments made on behalf of the Company by CII as operating cash flows in its statements of cash flows.

As discussed in Note 4—Spin-off of Business, the Company spun-off the OVS business to CII on June 13, 2014. The Company continues to have ongoing contractual relationships with OVS, whereby the Company provides OVS and its subsidiaries with bandwidth capacity and OVS provides the Company and its subsidiaries with voice services. The contractual relationships are based on agreements that were entered into at estimated market rates. During the years ended June 30, 2012, 2013 and 2014 through the spin-off date of June 13, 2014, transactions with OVS were eliminated upon consolidation. Subsequent to the spin-off date, transactions with OVS are included in the Company’s results of operations.

The following table represents the revenue and expense transactions we recognized with Onvoy for the periods presented:

	Year Ended June 30,
	2012	2013	2014
Revenues	$6,467	$6,639	$7,029

Operating costs	$(2,675)	$(1,515)	$(1,627)

As of June 30, 2013 and 2014, the Company had a balance due from OVS in the amount of $622 and $103, respectively.

Dan Caruso, the Company’s President, Chief Executive Officer and director purchased $500 of the Company’s notes in connection with the Company’s $100,000 notes offering in September 2010. The purchase price of the notes acquired by Mr. Caruso was $516 after considering the premium on the notes and accrued interest. On July 2, 2012, the Company repurchased Mr. Caruso’s notes for $541 pursuant to its offer to repurchase all of the outstanding notes of that series. In addition, Mr. Caruso is a party to an aircraft charter (or membership) agreement through his affiliate, Bear Equity LLC, for business and personal travel. Under the terms of the charter agreement, all fees for the use of the aircraft are effectively variable in nature. For his business travel on behalf of the Company, Mr. Caruso is reimbursed for his use of the aircraft, subject to quarterly and annual maximum reimbursement thresholds approved by the Company’s Nominating and Governance Committee. During the year ended June 30, 2014, the Company reimbursed Mr. Caruso $143 for his business use of the aircraft.

On July 2, 2012, Matthew Erickson, an officer of the Company, purchased $600 in aggregate principal amount of the Company’s Senior Unsecured Notes at the offering price for such notes. Mr. Erickson qualifies as an “accredited investor” (as defined in Rule 501 under the Securities Act) and purchased the notes on terms available to other investors.